EARNINGS PER COMMON SHARE - Earnings Attributable to Common Shareholders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Earnings	$ 1,492	$ 1,278	[1],[2]
Dividends on preferred shares	(123)	(122)
Cumulative dividends on preferred shares, not yet declared	(8)	(3)
Basic earnings attributable to common shareholders	1,361	1,153
Effect of after-tax interest on debentures to earnings	0	4
Diluted earnings attributable to common shareholders	$ 1,361	$ 1,157	[1]

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.
[2]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.